Segment Information	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
SEGMENT INFORMATION

19. SEGMENT INFORMATION

The Group has one segment. Its CODM is the Board of Directors, who makes operating decisions, assesses performance and allocates resources on a consolidated basis.

Net revenues by geographic area are based upon the location of the customers. Total net revenues by geographic area are presented as follows:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
PRC	—	712,115	1,706,086	261,469
Malaysia	98,484	140,895	124,991	19,156
	98,484	853,010	1,831,077	280,625

Long-lived assets by geographic area are presented as follows:

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
PRC	3,807,201	6,016,479	922,066
Malaysia	974,353	958,408	146,882
India	208,668	229,241	35,133
	4,990,222	7,204,128	1,104,081